Commitments and contingencies	6 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies
Pledged Assets

The book value of assets pledged under financing arrangements at June 30, 2014 was $4,452.2 million (December 31, 2013: $3,448.3 million).

Guarantees

At June 30, 2014, the Company had issued the following guarantees in favor of third parties which is the maximum potential future payment for each guarantee:

(In US$ millions)	June 30, 2014	December 31, 2013
Guarantees to customers of the Company's own performance	530.0	530.0
Guarantee in favor of banks	103.4	103.4
Total	633.4	633.4